POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of defined benefit plans actuarial assumptions and contributions
Principal actuarial assumptions

	2022	2021
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	5.3%	3.3%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Pension expense
Discount rate	3.3%	2.7%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded defined benefit pension plans.

		As at December 31
(In millions of dollars)	Note	2022	2021

Plan assets, at fair value		2,770	3,198
Accrued benefit obligations		(2,430)	(3,171)

Surplus of plan assets over accrued benefit obligations		340	27
Effect of asset ceiling limit		(42)	(9)

Net deferred pension asset		298	18

Consists of:
Deferred pension asset		298	21
Deferred pension liability	22	—	(3)

Net deferred pension asset		298	18
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2022	2021

Employer contribution	134	177
Employee contribution	31	32

Total contribution	165	209

Disclosure of sensitivity of key assumptions
Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2022	2021

Discount rate
Impact of 0.5% increase	(163)	(251)
Impact of 0.5% decrease	183	285

Rate of future compensation increase
Impact of 0.25% increase	10	17
Impact of 0.25% decrease	(10)	(17)

Mortality rate
Impact of 1 year increase	42	67
Impact of 1 year decrease	(45)	(72)

Disclosure of net defined benefit liability (asset)
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2022	2021

Plan assets, beginning of year	3,198	2,791
Interest income	108	78
Remeasurements, recognized in other comprehensive income and equity	(604)	223
Contributions by employees	31	32
Contributions by employer	134	177
Benefits paid	(93)	(99)
Administrative expenses paid from plan assets	(4)	(4)

Plan assets, end of year	2,770	3,198

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2022	2021

Accrued benefit obligations, beginning of year	3,171	3,365
Current service cost	124	156
Interest cost	103	89
Benefits paid	(93)	(99)
Contributions by employees	31	32
Remeasurements, recognized in other comprehensive income and equity	(906)	(372)

Accrued benefit obligations, end of year	2,430	3,171
Below is a summary of our net pension expense. Net interest cost is included in "finance costs"; other pension expenses are included in salaries and benefits expense in "operating costs" on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2022	2021

Plan cost:
Current service cost	124	156
Net interest cost	(5)	11

Net pension expense	119	167
Administrative expense	4	4

Total pension cost recognized in net income	123	171
Net interest cost, a component of the plan cost above, is included in "finance costs" and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2022	2021

Interest income on plan assets	(108)	(78)
Interest cost on plan obligation	103	89

Net interest cost, recognized in finance costs	(5)	11

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2022	2021

(Loss) return on plan assets (excluding interest income)	(604)	223
Change in financial assumptions	942	390
Effect of experience adjustments	(36)	(18)
Change in asset ceiling	(33)	(9)

Remeasurement gain, recognized in other comprehensive income and equity	269	586

We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2022	2021

Accrued benefit obligation, beginning of year	96	92
Pension expense, recognized in employee salaries and benefits expense	13	12
Net interest cost, recognized in finance costs	4	3
Remeasurements, recognized in other comprehensive income	(24)	(7)
Benefits paid	(6)	(4)

Accrued benefit obligation, end of year	83	96

Disclosure of fair value of plan assets
Plan assets comprise mainly pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2022	2021

Equity securities	1,281	1,879
Debt securities	1,474	1,302
Other - cash	15	17

Total fair value of plan assets	2,770	3,198
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2022	2021

Equity securities:
Domestic	9.6%	11.8%	8% to 18%
International	36.7%	47.0%	37% to 67%
Debt securities	53.2%	40.7%	25% to 45%
Other - cash	0.5%	0.5%	0% to 2%

Total	100.0%	100.0%